Gain on Deregistration and Disposal of Subsidiaries, Net (Details)				6 Months Ended
	Sep. 03, 2024 USD ($)	Jul. 29, 2024 USD ($)	Jul. 29, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Gain on Deregistration and Disposal of Subsidiaries, Net [Line Items]
Income (loss) from deregistration of subsidiaries				$ 4,788,377	$ 62,429
Equity Transfer Agreement [Member]
Gain on Deregistration and Disposal of Subsidiaries, Net [Line Items]
Total consideration		$ 5,294,913	¥ 38,000,000
Income (loss) from deregistration of subsidiaries	$ 4,827,690
DSY Dongguan [Member]
Gain on Deregistration and Disposal of Subsidiaries, Net [Line Items]
Subsidiary equity owned percent		100.00%	100.00%
Sale of Subsidiary Gain (Loss) [Member]
Gain on Deregistration and Disposal of Subsidiaries, Net [Line Items]
Income (loss) from deregistration of subsidiaries				$ 39,313	$ 62,429